Commitments and Contingencies - Commitments to Fund Newbuilding and Other Construction Contract Costs (Details) $ in Thousands	Sep. 30, 2017 USD ($) vessel
Unrecorded Unconditional Purchase Obligation [Line Items]
Total	$ 2,349,290
Remainder of 2017	487,897
2018	1,092,735
2019	570,753
2020	$ 197,905
Newbuildings
Unrecorded Unconditional Purchase Obligation [Line Items]
Number of vessels | vessel	8
Number of vessels with secured financing | vessel	7
Newbuildings | LNG Carriers
Unrecorded Unconditional Purchase Obligation [Line Items]
Sale leaseback amount	$ 1,000,000
Consolidated LNG carrier newbuildings
Unrecorded Unconditional Purchase Obligation [Line Items]
Total	1,165,701
Remainder of 2017	376,960
2018	536,671
2019	252,070
2020	0
Consolidated LNG carrier newbuildings | Newbuildings
Unrecorded Unconditional Purchase Obligation [Line Items]
Remainder of 2017	377,000
2018	536,700
Equity-accounted joint ventures
Unrecorded Unconditional Purchase Obligation [Line Items]
Total	1,183,589
Remainder of 2017	110,937
2018	556,064
2019	318,683
2020	197,905
Debt facility used to finance a portion of estimated fully built-up cost	$ 336,000